STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - Profit Sharing and Savings Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS
Investments, at fair value	$ 2,068,362	$ 1,810,928
Notes receivable from participants	61,573	54,672
Net assets available for benefits	$ 2,129,935	$ 1,865,600